Note 11 - Notes Payable (Details) - Notes Payable Consists of the Following (Parentheticals) (USD $)		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2014	Mar. 31, 2014 Turbine Supplier [Member]	Dec. 31, 2013 Turbine Supplier [Member]	Dec. 31, 2013 Turbine Supplier [Member]	Dec. 31, 2012 Turbine Supplier [Member]	Mar. 31, 2014 Note Payable to Bank [Member]	Dec. 31, 2013 Note Payable to Bank [Member]	Dec. 31, 2013 Note Payable to Bank [Member]	Mar. 31, 2014 Note Payable to Bank 2 [Member]	Dec. 31, 2013 Note Payable to Bank 2 [Member]	Dec. 31, 2013 Note Payable to Bank 2 [Member]	Dec. 31, 2013 Note Payable to Bank 3 [Member]	Dec. 31, 2012 Note Payable to Bank 3 [Member]	Mar. 31, 2014 Note Payable to Bank 4 [Member]	Dec. 31, 2013 Note Payable to Bank 4 [Member]	Dec. 31, 2013 Note Payable to Bank 4 [Member]	Mar. 31, 2014 Note Payable to Bank 5 [Member]	Dec. 31, 2013 Note Payable to Bank 5 [Member]	Dec. 31, 2013 Note Payable to Bank 5 [Member]
Debt Instrument [Line Items]
Interest Rate	8.00%	6.00%	6.00%	6.00%	6.00%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	4.75%	4.75%	5.75%	5.75%	5.75%	4.75%	4.75%	4.75%
Percentage of Net Cash Flows		95.00%	95.00%	95.00%	95.00%
Note Payable to a Bank with Revolving Draw Features, Maximum Loan Amount (in Dollars)						$ 600,000	$ 600,000	$ 600,000	$ 500,000	$ 500,000	$ 500,000
Percentage of Eligible Accounts Receivable						80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
Basis Spread on Prime Rate						2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Installments (in Dollars)														1,354	1,354	1,354	1,354	1,354	1,354
Ballooon payment (in Dollars)														$ 123,000	$ 123,000	$ 123,000